Disaggregated Revenue Data (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues:
Revenues from sale of licenses	$ 50	$ 96	$ 328	$ 408
Revenues from provision of maintenance and support services	219	166	360	298
Revenues from SAAS ("software as a service") arrangements	119		119
Revenues from provision of other services	6	35	14	49
Total revenues	$ 394	$ 297	$ 821	$ 755